Employee Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Proportion of other postretirement benefit plan assets subjected to income tax		40.00%
Pension plan assets equity securities target allocation range,minimum		54.00%
Pension plan assets equity securities target allocation range,maximum		66.00%
Employees Benefit Plans (Textuals) [Abstract]
Plan assets market related value		no more than 110 percent or less than 90 percent of the fair value of plan assets at the year beginning
Health care cost trend rate assumed for next fiscal year	7.00%
Direction and pattern of change for assumed health care cost trend rate		Decreases
Ultimate health care cost trend rate		5.00%
Year that rate reaches ultimate trend rate		2021
Pension plan assets fixed income securities and cash management target allocation range, minimum		36.00%
Pension plan assets fixed income securities and cash management target allocation range, maximum		44.00%
Maximum Percentage of total stock portfolio invested in the common stock of any one corporation		5.00%
Maximum percentage of portfolio invested in fixed income securities of any one issuer with exception of bond index funds and U. S. government guaranteed and agency securities		5.00%
Number of active investment managers managing pension plans funds		9
Number of passive investment managers managing pension plans funds		1
Number of active investment managers managing other postretirement benefit plans funds		5
Each investment manager responsibility to manage the pension plans' funds, minimum		2.00%
Each investment manager responsibility to manage the pension plans' funds, maximum		17.00%
Required value of collateralization for loaned securities		equal at least 102 percent of the fair value of the loaned securities plus accrued interest
Pension plans loaned securities fair values		$ 116	$ 63
Other postretirement benefit plans loaned securities fair values		17	9
Pension and other postretirement benefits plan fund's withdrawal eligibility per month of the plans' total net asset value in the fund			37.00%
Employer's contributions charged to expense under defined contribution plans		26	25	24
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation actuarial loss		108	48
Approximate Period of the net actuarial gain (loss) amortized over the participants' average remaining future years service		13
Pension plans held to return collateral securities fair value		120	66
Weighted average duration of fixed income security portfolio		5.6	5.1
Expected tax-qualified pension plans contribution, approximate	60
Expected nonqualified pension plans contribution, approximate	7
Expected total plans contribution, approximate	67
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation actuarial loss		30	3
Other postretirement benefits plan amendments		1	18
Approximate Period of the net actuarial gain (loss) amortized over the participants' average remaining future years service		11
Pension plans held to return collateral securities fair value		17	9
Weighted average duration of fixed income security portfolio		4.8	4.5
Net regulatory assets (liabilities)		(23)	(15)
Expected total plans contribution, approximate	16
Net regulatory assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)		10	(14)	83
Prior service credit		1	11	22
Amortization of prior service credit for regulatory assets		9	7	1
Amortization of net actuarial (gain) loss for regulatory assets		$ 2	$ 3
U. S. Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets equity securities target allocation range,minimum		37.00%
Pension plan assets equity securities target allocation range,maximum		45.00%
International Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets equity securities target allocation range,minimum		17.00%
Pension plan assets equity securities target allocation range,maximum		21.00%